Property and Equipment (Details 1) (USD $) In Billions, unless otherwise specified	Nov. 30, 2014	Nov. 30, 2013
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 18.6	$ 18.3
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	12.6	13.2
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	0.3	0.3
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 0.1	$ 0.1